SECURTER SYSTEMS INC.	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
SECURTER SYSTEMS INC.

On February 26, 2019, the Company entered into an agreement with Securter Inc., in terms of which a newly formed corporation, Securter Systems Inc. (“SSI”) would acquire all the assets and liabilities of Securter Inc. Upon incorporation, SSI issued 25,937,594 Class A common shares to the shareholders of Securter Inc. and 100,000 Class B common shares to the Company. Each Class B common share is non-participating and carries 1,000 votes. The Company shall have the right to purchase up to 30.3% Class A common shares of SSI at a price of US$0.23 per share for a total purchase consideration of up to US$3,000,000.

During the three months ended March 31, 2020, certain adjustments to the value of the assets transferred to SSI totalling $3,078 were recognized.

During the three months ended March 31, 2020 a further 472,612 class A common shares of Securter Systems Inc. were issued to the Company. As at March 31, 2020, SSI had 26,537,158 Class A Common Shares issued and outstanding whereby the Company held 599,563 of Class A Shares of SSI. Together with the Company’s holding in Class B common shares, the Company held a voting interest of 79.5% and participating economic interest of 2.26% as at March 31, 2020.

The following is the summarized statement of financial position of Securter Systems Inc. as at March 31, 2020 and December 31, 2019:

	March 31, 2020	December 31, 2019
Current
Assets	$8,671	$79
Liabilities	(2,371)	—
Total Current Net Assets	$6,300	$79

Non-Current
Assets	$29,840	$26,761
Liabilities	(26,600)	(26,565)
Total Non-Current Net Assets	$3,240	$196

Total Net Equity by Shareholders	$9,540	$275

The following is the summarized comprehensive loss of Securter Systems Inc. for the period from inception to the year ended December 31, 2019 and for the three months ended March 31, 2020.

Net Loss for the period from inception to the year ended December 31, 2019	$158,843
Net Loss for the three months ended March 31, 2020	22,812
$181,655